Non-hedging activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (4,837)	$ (32,973)	$ (9,414)
Forward Contracts [Member] | Trading Gains Losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(8,046)	(32,517)	(10,172)
Interest Rate Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	2,953	(1,382)	(910)
Credit Default Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	0	0	0
Foreign Exchange Forward [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	31	23	10
Foreign Exchange Forward [Member] | Interest Expense Member
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(5)	3	3
Equity Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	1,965	(20)	1,247
Embedded Derivative Financial Instruments [Member] | Interest Expense Member
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (1,735)	$ 920	$ 408